Employee Benefits	12 Months Ended
Dec. 31, 2016
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

14. EMPLOYEE BENEFITS

Equity Incentive Plan — The 2014 Omnibus Equity Incentive Plan (the “2014 Plan”) was approved by the Company’s Board of Directors and shareholders on July 28, 2014 and became effective immediately prior to the initial public offering on August 7, 2014.  A total of 1,273,838 shares of common stock were reserved for issuance under the 2014 Plan, which permits the grant of incentive stock options, within the meaning of Section 422 of the IRS Code, to the Company’s employees, and the grant of non-statutory stock options, stock appreciation rights, restricted stock, restricted stock units, performance units, performance shares and other forms of equity-based awards to the Company’s employees, directors, consultants and independent contractors.   The 2014 Plan is administered by the Compensation Committee of the Board of Directors, who may select which eligible participants receive awards, the types of awards to be granted, the purchase price, if any,  to be paid for shares covered by the awards and the vesting, forfeiture, cancellation and other terms and conditions of the awards.

Stock Options. At December 31, 2016 and 2015, there were 389,500 and 173,500 time based options outstanding under the 2014 Plan, respectively.  The Company has two additional stock options plans, both of which are frozen to further issuance.

The Green Bancorp, Inc. 2010 Stock Option Plan (the “2010 Option Plan”), which was approved by the Company’s Board of Directors on June 30, 2010, permitted the grant of up to 2,239,906 options. The non-qualified stock options granted were in the form of time-based options and performance options and may have been granted to a director, officer or employee of the Company. Time-based options under the 2010 Option Plan vest over a period of four years and expire on the tenth anniversary of the date of the grant. Performance options under the 2010 Option Plan vest upon the occurrence of a liquidity event, with the vested amounts determined based on the achievement of specified performance and market metrics.  The 2010 Option Plan was frozen to further issuance upon approval of the 2014 Omnibus Plan.  At December 31, 2016 there were 377,015 time-based options, 1,020,242 performance options and 316,550 super-performance options outstanding under the 2010 Option Plan.  At December 31, 2015 there were 381,071 time-based options, 1,223,234 performance options and 375,529 super-performance options outstanding under the 2010 Option Plan.

The Green Bancorp, Inc. 2006 Stock Option Plan (the “2006 Option Plan”), which was approved by the shareholders of the Company on June 21, 2006, permitted the grant of up to 450,000 options. The options granted may have been in the form of nonqualified stock options, which may have been granted to a director, officer or employee of the Company, or incentive stock options, which may have been granted only to officers of the Company. Awards under the 2006 Option Plan vest over a four-year period, which began on the first anniversary of the grant date, and must be exercised within 10 years from the grant date. The 2006 Option Plan was frozen to further issuance upon approval of the 2010 Option Plan. At December 31, 2016 and 2015 there were 127,500 and 292,757 options outstanding under the 2006 Option Plan, respectively.

In addition to the 2006 Option Plan, the Company’s Board of Directors adopted the Redstone Bank 2004 Stock Option Plan (the “Redstone Option Plan”) and froze the plan to further issuance, following the Company’s acquisition of Redstone Bank. At the time of adoption, all options to acquire stock of Redstone Bank were converted to options to acquire stock of the Company and adjusted in terms of number and exercise price based on the terms of the merger agreement. All options issued under the Redstone Option Plan are fully vested as a result of the 2006 change of control event. At December 31, 2016, there were no options outstanding under the Redstone Option plan.   At December 31, 2015, there were 234,573 options outstanding under the Redstone Option Plan.

The fair value of each time‑based option award is estimated on the date of grant using a Black‑Scholes‑Merton option valuation model. The Black‑Scholes‑Merton formula assumes that option exercises occur at the end of the contractual term of the option, and that expected volatility, expected dividends, and risk‑free interest rates are constant over the option’s term. The Black‑Scholes‑Merton formula is adjusted to take into account certain characteristics of employee share options and similar instruments that are not consistent with the assumptions contained in the model. Because of the nature of the formula, those adjustments take the form of weighted‑average assumptions about those characteristics. The expected term represents the period of time that options granted are expected to be outstanding. The risk‑free interest rate of the option is based on the U.S. Treasury zero‑coupon with a remaining term equal to the expected term used in the assumption model. The expected volatility is an estimated measure of fluctuations in the Company’s share price.

The fair value of time‑based options granted during 2016 and 2015 was estimated using the following assumptions:

	2016	2015

Expected term (years)	6.5	6.5
Risk-free interest rate	1.33% - 1.84%	1.66% - 2.06%
Expected volatility	36.02 - 36.84%	55%
Dividend yield	-%	-%

A summary of changes in outstanding time‑based stock options as of December 31, 2016 and 2015, is as follows:

	Number of Options	Weighted- Average Exercise Price	Average Remaining Contractual Term (In Years)

Shares under option—December 31, 2015	1,081,901	$9.82	3.9
Shares granted	237,500	9.51
Shares forfeited or expired	(111,926)	10.33
Shares exercised	(313,460)	9.72
Shares under option—December 31, 2016	894,015	9.66	5.9
Shares exercisable—December 31, 2016	493,241	8.79	3.3

Shares under option—December 31, 2014	1,096,774	$9.28	3.7
Shares granted	162,500	12.65
Shares forfeited or expired	(7,267)	9.54
Shares exercised	(170,106)	9.02
Shares under option—December 31, 2015	1,081,901	9.82	3.9
Shares exercisable—December 31, 2015	872,641	9.18	2.6

A summary of the status of the Company’s nonvested time‑based options as of December 31, 2016 and 2015, is presented below:

	Number of Options	Average Grant-Date Fair Value

Nonvested options—December 31, 2015	209,260	$6.21
Shares granted	237,500	3.65
Shares forfeited	(21,500)	6.36
Shares vested	(24,486)	3.35
Nonvested options—December 31, 2016	400,774	$4.86

Nonvested options—December 31, 2014	76,031	$3.29
Shares granted	162,500	6.89
Shares forfeited	(7,267)	2.84
Shares vested	(22,004)	2.32
Nonvested options—December 31, 2015	209,260	$6.21

As of December 31, 2016 and 2015, there was $1.6 million and $994 thousand, respectively, of total unrecognized compensation expense related to nonvested share‑based compensation arrangements. That cost is expected to be recognized over a weighted‑average period of 3.10 years. The total fair value of shares vested during the years ended December 31, 2016 and 2015, was $82 thousand and $22 thousand, respectively.

Total stock‑based compensation expense that was charged against income was $1.6 million,  $707 thousand and $204 thousand for 2016,  2015 and 2014, respectively. The total income tax benefit recognized in the statements of operations for share‑based compensation arrangements was $555 thousand, $247 thousand and $71 thousand for 2016,  2015 and 2014, respectively.

Restricted Stock Units. In connection with the initial public offering, 275,000 restricted stock units were granted under the 2014 Plan.  At December 31, 2016 and 2015 there were 288,500 and 292,500 restricted stock units outstanding under the 2014 Plan.  Total restricted stock units compensation expense was $787 thousand and $800 thousand in the year ended December 31, 2016 and 2015, respectively.

Stock Appreciation Rights Plan — On May 18, 2007, the Company’s Board of Directors adopted the Green Bancorp Stock Appreciation Rights Plan (the “SAR Plan”). The SAR Plan provided for the issuance of up to 200,000 units to plan participants at an exercise price of no less than the fair market value of the common stock of the Company at the time of grant. Units are redeemable by SAR Plan participants under certain circumstances whereby the participant will be paid the excess, if any, of the market value of the Company’s common stock at the time of exercise over the exercise price. The SAR Plan provides for a 10-year maximum term for units issued, vesting and exercisability limitations and accelerated vesting and deemed exercise in the event of a change of control. The SAR Plan was frozen to further issuance upon approval of the 2014 Omnibus Plan.  As of December 31, 2016 and 2015, there were 93,000 and 103,000 units outstanding under the SAR Plan, respectively.

Stock based compensation expense of $335 thousand was recorded during the year ended December 31, 2016 to reflect the fair value of the SARs.  A reversal of stock based compensation expense of $218 thousand was recorded during the year ended December 31, 2015 to reflect the fair value of the SARs.

Benefit Plan — The Company sponsors a 401(k) plan (the “401k Plan”), which is a defined contribution plan available to substantially all employees. Participants in the 401k Plan may make salary deferral contributions up to the amount allowed by law. The Company makes safe harbor matching contributions to the 401k Plan equal to 100% of the participant’s elective contribution for the plan year up to a maximum of 6% of the participant’s salary. The Company contributions are fully vested at the date of contribution. The total of Company contributions for the years ended December 31, 2016,  2015 and 2014, were $1.3 million, $1.0 million and $798 thousand, respectively.